Vanguard® S&P Mid-Cap 400 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (1.7%)
	Cable One Inc.	4,882	9,670
	New York Times Co. Class A	85,871	3,685
*	Yelp Inc.	61,948	1,978
	World Wrestling Entertainment Inc. Class A	23,924	1,030
			16,363
Consumer Discretionary (15.4%)
*	Caesars Entertainment Inc.	179,707	12,242
	Dunkin' Brands Group Inc.	74,137	7,884
*	Five Below Inc.	50,320	7,870
	Gentex Corp.	221,468	7,220
	Lithia Motors Inc. Class A	23,089	6,680
*	Deckers Outdoor Corp.	25,250	6,428
*	RH	13,907	6,302
	Churchill Downs Inc.	31,981	5,754
	Williams-Sonoma Inc.	48,371	5,295
*	TopBuild Corp.	29,810	5,194
	Polaris Inc.	51,957	4,988
	Wyndham Hotels & Resorts Inc.	83,946	4,827
	Marriott Vacations Worldwide Corp.	36,998	4,711
*	Tempur Sealy International Inc.	172,852	4,354
*	Skechers U.S.A. Inc. Class A	122,825	4,111
	Service Corp. International	80,990	3,939
	Wingstop Inc.	26,671	3,395
*	Grubhub Inc.	46,566	3,275
*	Fox Factory Holding Corp.	37,340	3,259
	Murphy USA Inc.	24,452	3,135
	Boyd Gaming Corp.	72,266	2,781
*	Helen of Troy Ltd.	13,463	2,719
	Brunswick Corp.	34,954	2,609
	Choice Hotels International Inc.	25,942	2,585
*	Ollie's Bargain Outlet Holdings Inc.	28,701	2,527
	Toll Brothers Inc.	51,735	2,450
	Texas Roadhouse Inc.	29,981	2,273
	Carter's Inc.	24,772	2,204
	Aaron's Holdings Co. Inc.	34,486	2,170
*	Visteon Corp.	17,803	2,151
	Wendy's Co.	93,576	2,058
*	Scientific Games Corp.	50,350	1,877
	Papa John's International Inc.	18,924	1,521
	Columbia Sportswear Co.	16,996	1,392
	Wyndham Destinations Inc.	33,016	1,389

		Shares	Market Value ($000)
	KB Home	36,501	1,285
	Strategic Education Inc.	11,629	1,092
	Six Flags Entertainment Corp.	34,034	1,046
	Jack in the Box Inc.	10,041	924
*	WW International Inc.	21,949	648
			148,564
Consumer Staples (2.7%)
*	Boston Beer Co. Inc. Class A	8,209	7,641
	Casey's General Stores Inc.	33,257	6,042
*	Post Holdings Inc.	26,105	2,466
	Sanderson Farms Inc.	17,837	2,439
	Energizer Holdings Inc.	52,484	2,199
*	Grocery Outlet Holding Corp.	46,573	1,799
	Lancaster Colony Corp.	8,620	1,460
	Coty Inc. Class A	119,359	858
*	Pilgrim's Pride Corp.	28,058	530
	Tootsie Roll Industries Inc.	7,281	225
			25,659
Energy (0.5%)
*	WPX Energy Inc.	364,040	2,592
	Cimarex Energy Co.	49,648	1,785
	Murphy Oil Corp.	58,437	588
			4,965
Financials (8.5%)
	FactSet Research Systems Inc.	34,236	11,427
	Brown & Brown Inc.	211,519	9,525
	RenaissanceRe Holdings Ltd.	46,152	7,599
	SEI Investments Co.	109,574	5,780
	Eaton Vance Corp.	73,049	4,893
	Primerica Inc.	35,612	4,639
	Essent Group Ltd.	101,303	4,443
	Alleghany Corp.	6,449	3,709
	Commerce Bancshares Inc.	49,748	3,281
	First Financial Bankshares Inc.	81,910	2,737
*	LendingTree Inc.	9,806	2,506
	Evercore Inc. Class A	25,604	2,328
	RLI Corp.	22,457	2,150
	Stifel Financial Corp.	30,274	2,098
	Glacier Bancorp Inc.	50,722	2,068
	New York Community Bancorp Inc.	208,969	2,025
	SLM Corp.	169,036	1,794
	Federated Hermes Inc.	60,894	1,634
	Bank of Hawaii Corp.	20,897	1,565
	FirstCash Inc.	24,298	1,561
	MGIC Investment Corp.	121,929	1,458
	CIT Group Inc.	41,748	1,398
	Washington Federal Inc.	43,096	1,007
			81,625
Health Care (14.9%)
*	Masimo Corp.	45,553	11,593
	Bio-Techne Corp.	34,738	10,536
*	Charles River Laboratories International Inc.	44,766	10,499
*	Repligen Corp.	43,999	8,345
*	Amedisys Inc.	29,256	7,162
	Chemed Corp.	14,345	6,861
*	Penumbra Inc.	30,259	6,714
*	Quidel Corp.	34,399	6,710

		Shares	Market Value ($000)
*	PRA Health Sciences Inc.	57,636	6,467
*	Arrowhead Pharmaceuticals Inc.	92,177	5,764
*	LHC Group Inc.	28,466	5,588
*	Jazz Pharmaceuticals plc	37,981	5,344
*	Exelixis Inc.	278,434	5,335
*	HealthEquity Inc.	69,107	4,954
*	Syneos Health Inc.	62,961	4,145
*	Globus Medical Inc. Class A	67,878	4,078
*	Integra LifeSciences Holdings Corp.	63,787	3,491
	Encompass Health Corp.	42,118	3,394
*	ICU Medical Inc.	17,547	3,311
*	Haemonetics Corp.	29,239	3,300
*	Halozyme Therapeutics Inc.	80,981	3,166
*	Medpace Holdings Inc.	24,568	3,154
	Hill-Rom Holdings Inc.	33,010	3,131
*	Neogen Corp.	30,583	2,270
*	Emergent BioSolutions Inc.	24,727	2,026
*	NuVasive Inc.	30,021	1,391
*,1	Ligand Pharmaceuticals Inc.	14,507	1,224
*	LivaNova plc	22,333	1,180
	Cantel Medical Corp.	18,970	1,127
*	Nektar Therapeutics	51,724	848
			143,108
Industrials (20.0%)
*	Generac Holdings Inc.	56,580	12,199
	Graco Inc.	150,223	10,176
	Nordson Corp.	48,636	9,913
	Toro Co.	96,686	8,770
	Hubbell Inc.	48,867	7,896
*	Trex Co. Inc.	104,309	7,804
*	Axon Enterprise Inc.	57,199	7,189
	Carlisle Cos. Inc.	49,183	7,123
	Lincoln Electric Holdings Inc.	53,495	6,152
	Lennox International Inc.	20,704	5,959
	Woodward Inc.	52,280	5,847
	Tetra Tech Inc.	48,559	5,791
*	Sunrun Inc.	89,263	5,720
*	IAA Inc.	82,078	4,918
	Knight-Swift Transportation Holdings Inc.	113,501	4,686
	Timken Co.	60,904	4,473
*	Middleby Corp.	29,069	3,953
	Donaldson Co. Inc.	72,739	3,873
	ITT Inc.	52,164	3,789
	Owens Corning	51,587	3,759
	Hexcel Corp.	75,250	3,726
	Simpson Manufacturing Co. Inc.	39,175	3,600
*	Mercury Systems Inc.	50,463	3,594
*	FTI Consulting Inc.	32,977	3,463
	Watsco Inc.	15,084	3,430
*	Clean Harbors Inc.	46,127	3,338
	Curtiss-Wright Corp.	27,350	3,152
	MSA Safety Inc.	20,855	3,117
	Landstar System Inc.	23,519	3,091
	Brink's Co.	45,526	3,055
	Oshkosh Corp.	36,209	2,915
*	MasTec Inc.	50,557	2,867
	AGCO Corp.	29,332	2,714
*	Stericycle Inc.	36,272	2,555

		Shares	Market Value ($000)
	CoreLogic Inc.	32,220	2,497
*	ASGN Inc.	28,859	2,256
	EMCOR Group Inc.	22,762	1,962
	Herman Miller Inc.	53,051	1,891
*	Builders FirstSource Inc.	47,332	1,771
	Insperity Inc.	18,203	1,556
*	Colfax Corp.	40,809	1,472
	Valmont Industries Inc.	8,855	1,443
*	Kirby Corp.	28,103	1,422
	Werner Enterprises Inc.	24,016	960
			191,837
Information Technology (20.9%)
*	Trimble Inc.	225,473	13,499
*	SolarEdge Technologies Inc.	45,163	12,554
*	Fair Isaac Corp.	26,131	12,354
	Monolithic Power Systems Inc.	38,042	12,172
	Cognex Corp.	155,934	11,717
*	Enphase Energy Inc.	81,753	11,165
	Universal Display Corp.	38,622	8,846
*	WEX Inc.	39,736	6,884
	MKS Instruments Inc.	49,672	6,854
*	Ceridian HCM Holding Inc.	70,188	6,767
*	Paylocity Holding Corp.	33,458	6,578
*	Lumentum Holdings Inc.	67,765	5,854
*	Manhattan Associates Inc.	57,239	5,852
*	CACI International Inc. Class A	22,615	5,366
*	PTC Inc.	48,969	5,281
	Jabil Inc.	122,118	4,667
*	Silicon Laboratories Inc.	39,464	4,626
*	Cirrus Logic Inc.	52,617	4,215
	CMC Materials Inc.	26,182	4,039
*	Ciena Corp.	85,845	3,846
*	J2 Global Inc.	40,324	3,613
	KBR Inc.	128,282	3,562
*	ACI Worldwide Inc.	104,878	3,417
	Littelfuse Inc.	13,819	3,324
	CDK Global Inc.	66,804	3,200
*	Qualys Inc.	30,414	2,890
*	Sailpoint Technologies Holdings Inc.	61,284	2,853
	Perspecta Inc.	123,138	2,761
*	Coherent Inc.	21,858	2,662
	Blackbaud Inc.	44,672	2,461
	Science Applications International Corp.	23,586	2,183
	MAXIMUS Inc.	30,388	2,182
	National Instruments Corp.	55,665	2,084
*	Semtech Corp.	29,944	2,020
	Sabre Corp.	134,448	1,513
*	Synaptics Inc.	18,846	1,466
*	LiveRamp Holdings Inc.	23,746	1,389
*	NCR Corp.	49,713	1,376
*	ViaSat Inc.	29,427	1,000
*	CommVault Systems Inc.	20,517	980
*	Teradata Corp.	38,403	842
			200,914
Materials (5.1%)
	Reliance Steel & Aluminum Co.	57,453	6,768
	Royal Gold Inc.	59,105	6,529

		Shares	Market Value ($000)
	Scotts Miracle-Gro Co.	36,685	6,448
	RPM International Inc.	70,270	6,184
	AptarGroup Inc.	34,857	4,403
	Eagle Materials Inc.	37,627	3,424
	Steel Dynamics Inc.	88,242	3,195
	Louisiana-Pacific Corp.	72,866	2,494
*	Ingevity Corp.	37,194	2,476
	Valvoline Inc.	90,035	2,052
	NewMarket Corp.	4,287	1,585
	Silgan Holdings Inc.	42,560	1,439
	Compass Minerals International Inc.	22,022	1,376
	Cabot Corp.	22,953	951
			49,324
Real Estate (8.6%)
	Rexford Industrial Realty Inc.	111,544	5,345
	STORE Capital Corp.	160,323	5,220
	EastGroup Properties Inc.	35,442	4,832
	CoreSite Realty Corp.	38,326	4,806
	CyrusOne Inc.	68,454	4,786
	Camden Property Trust	48,268	4,770
	Cousins Properties Inc.	133,873	4,473
	Lamar Advertising Co. Class A	47,486	3,780
	Kilroy Realty Corp.	56,667	3,466
	National Retail Properties Inc.	86,006	3,242
	Omega Healthcare Investors Inc.	92,033	3,241
	First Industrial Realty Trust Inc.	75,648	3,168
*	Jones Lang LaSalle Inc.	22,396	2,963
	Douglas Emmett Inc.	93,580	2,898
	Life Storage Inc.	25,787	2,829
	PS Business Parks Inc.	18,076	2,382
	American Campus Communities Inc.	59,528	2,369
	Brixmor Property Group Inc.	149,610	2,285
	Highwoods Properties Inc.	46,878	1,795
	Healthcare Realty Trust Inc.	56,386	1,663
	Physicians Realty Trust	91,794	1,593
	Rayonier Inc.	51,710	1,457
	Spirit Realty Capital Inc.	38,996	1,437
	Hudson Pacific Properties Inc.	49,722	1,293
	PotlatchDeltic Corp.	27,706	1,289
	Corporate Office Properties Trust	46,475	1,238
	EPR Properties	29,642	1,068
	Taubman Centers Inc.	23,956	1,023
	Weingarten Realty Investors	47,848	1,001
	Urban Edge Properties	45,373	589
			82,301
Utilities (1.6%)
	Essential Utilities Inc.	110,570	5,007
	MDU Resources Group Inc.	75,863	1,892
	ONE Gas Inc.	23,850	1,888
	IDACORP Inc.	20,463	1,853
	PNM Resources Inc.	35,891	1,763
	Hawaiian Electric Industries Inc.	47,224	1,692
	Black Hills Corp.	26,566	1,616
			15,711
Total Common Stocks (Cost $802,710)			960,371

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $1,189)	0.109%	11,894	1,189
Total Investments (100.0%) (Cost $803,899)				961,560
Other Assets and Liabilities—Net (0.0%)				(370)
Net Assets (100%)				961,190
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,139,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,188,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2020	4	867	111

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.